Property and Equipment	12 Months Ended
Feb. 26, 2012
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	February 26, 2012	February 27, 2011
Machinery, computer equipment and software	$45,409	$46,922
Leasehold improvements	10,309	10,162
Service and spare parts	25,791	26,320

Total property and equipment	81,509	83,404
Accumulated depreciation and amortization	(71,019)	(69,709)

Property and equipment, net	$10,490	$13,695

Depreciation and amortization expense relating to property and equipment was $7,281, $8,900 and $10,392 for fiscal 2012, 2011 and 2010, respectively.